INCOME TAXES - Deferred Taxes (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating losses	$ 424,000	$ 432,000
Foreign tax credit carryforwards	2,005,000	2,555,000
Inventory basis differences	8,655,000	5,333,000
Deferred rent	83,000	76,000
Maintenance deposit payments	605,000	943,000
Deferred revenue	625,000	1,873,000
Allowance for doubtful accounts	398,000	391,000
Transaction costs		523,000
Start up costs	973,000
Intangible assets	410,000	807,000
Accrued expenses	1,070,000	1,232,000
Other	112,000	153,000
Total deferred tax assets	15,360,000	14,318,000
Deferred tax liabilities:
Fixed assets	(6,981,000)	(8,320,000)
Section 481(a) adjustments	(1,784,000)	(633,000)
Deferred insurance proceeds	(603,000)	(611,000)
Total deferred tax liabilities	(9,368,000)	(9,564,000)
Valuation allowance	(284,000)
Deferred income taxes, net	$ 5,708,000	$ 4,754,000